Academy Veteran Impact ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 97.8%	Par	Value
Ginnie Mae I Pool
Pool 615400, 4.50%, 08/15/2033	$486,188	$475,969
Pool 666291, 2.50%, 12/15/2042	90,335	75,392
Pool 682229, 4.00%, 07/15/2049	189,382	173,765
Pool AD0997, 2.50%, 04/15/2043	43,171	36,033
Pool AD0998, 2.50%, 04/15/2043	120,894	100,904
Pool AD0999, 2.50%, 05/15/2043	11,372	9,491
Ginnie Mae II Pool
Pool 785510, 2.50%, 01/20/2051	395,444	314,908
Pool 786095, 3.00%, 04/20/2052	85,371	71,316
Pool 786134, 3.00%, 04/20/2052	307,382	256,777
Pool 786463, 3.50%, 12/20/2052	2,332,730	1,995,068
Pool 786464, 2.50%, 12/20/2052	468,658	368,221
Pool 786552, 2.00%, 12/20/2052	469,854	353,351
Pool 786723, 3.50%, 11/20/2052	365,426	313,965
Pool 786724, 2.50%, 01/20/2053	951,677	747,961
Pool 786784, 4.50%, 06/20/2053	919,990	843,234
Pool 786793, 2.00%, 12/20/2052	481,390	362,026
Pool 787240, 5.00%, 01/20/2054	466,336	444,007
Pool BK5879, 4.50%, 11/20/2048	219,434	207,183
Pool BS8626, 3.00%, 02/20/2050	855,857	728,033
Pool BS8891, 3.50%, 02/20/2050	1,239,021	1,091,983
Pool BS8912, 3.00%, 02/20/2050	952,487	810,230
Pool BT1911, 3.50%, 12/20/2050	152,921	134,539
Pool BU6116, 2.50%, 04/20/2050	62,035	50,343
Pool BX2636, 2.50%, 10/20/2050	727,597	595,089
Pool BY0769, 2.50%, 09/20/2050	1,040,167	846,464
Pool CD4331, 2.00%, 04/20/2051	670,592	516,613
Pool CK2586, 3.00%, 04/20/2052	1,939,305	1,620,029
Pool CL5518, 3.00%, 03/20/2052	2,213,442	1,849,034
Pool CN5150, 2.50%, 07/20/2052	993,607	794,415
Pool CN6487, 3.00%, 06/20/2052	1,134,766	947,945
Pool CN6885, 3.50%, 05/20/2052	90,911	79,678
Pool CN8589, 4.00%, 08/20/2052	436,003	388,822
Pool CO4367, 5.00%, 08/20/2052	134,922	128,613
Pool CO5999, 3.00%, 09/20/2052	1,183,182	994,511
Pool CQ2299, 3.00%, 11/20/2052	987,612	830,127
Pool CQ5485, 4.50%, 11/20/2052	459,482	421,147
Pool CR2134, 3.50%, 09/20/2060	677,338	570,328
Pool CT5959, 4.50%, 04/20/2053	1,089,047	996,731
Pool CT6282, 4.50%, 02/20/2062	470,632	429,277
Pool CT6754, 6.00%, 08/20/2062	236,350	236,331
Pool CT9943, 5.00%, 04/20/2053	1,921,805	1,829,785
Pool CU0134, 4.50%, 05/20/2053	894,929	818,394
Pool CU4415, 6.50%, 05/20/2053	258,276	264,868
Pool CU5352, 5.50%, 08/20/2053	991,799	968,211
Pool CV1066, 5.00%, 06/20/2053	1,112,555	1,059,283
Pool CV6338, 5.50%, 07/20/2053	1,254,281	1,229,301
Pool CV6387, 5.00%, 06/20/2053	691,624	658,508
Pool CV6664, 5.50%, 06/20/2053	433,228	427,410
Pool CV7142, 4.50%, 07/20/2050	2,407,926	2,201,949
Pool CW6876, 7.00%, 08/20/2053	325,126	328,316
Pool MA2752, 2.50%, 04/20/2045	149,229	124,599
Pool MA2824, 2.50%, 05/20/2045	636,810	531,706
Pool MA5386, 3.00%, 08/20/2048	164,769	138,351
Pool MA8040, 1.50%, 04/20/2052	571,352	418,626
Pool MA8095, 1.50%, 12/20/2043	109,684	87,023
Pool MA8173, 2.50%, 08/20/2037	310,627	276,158
Pool MA8239, 2.00%, 02/20/2037	479,192	411,349
Pool MA8314, 2.00%, 01/20/2037	120,825	103,957
Pool MA8417, 4.00%, 11/20/2052	1,981,298	1,750,396
Pool MA8710, 3.00%, 01/20/2052	1,074,756	882,615
Pool MA8756, 7.00%, 12/20/2052	640,868	646,979
Pool MA8782, 2.00%, 12/20/2051	770,242	579,256
Pool MA8783, 2.50%, 03/20/2052	1,317,650	1,034,130
Pool MA8860, 2.00%, 08/20/2052	818,778	615,757
Pool MA8862, 3.00%, 01/20/2053	1,609,621	1,321,859
Pool MA9093, 5.00%, 08/20/2053	1,938,653	1,842,172
Pool MA9153, 2.50%, 09/20/2053	836,369	656,406
Pool MA9157, 4.50%, 09/20/2053	1,541,563	1,406,901
Pool MA9224, 3.50%, 10/20/2053	851,989	727,380
Pool MA9287, 3.00%, 02/20/2052	874,492	718,154
United States Small Business Administration
Pool 530428, 6.05% (Prime Rate + (2.45%)), 10/25/2033(a)	370,087	372,920
Pool 530439, 6.05% (Prime Rate + (2.45%)), 10/25/2033(a)	938,828	947,058
Pool 530455, 6.15% (Prime Rate + (2.35%)), 11/25/2033(a)	1,535,525	1,558,179
Pool 530472, 6.20% (Prime Rate + (2.30%)), 12/25/2033(a)	386,786	393,916
Pool 530560, 5.80% (Prime Rate + (2.70%)), 05/25/2034(a)	568,235	571,690
TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,776,191)		50,113,415

SHORT-TERM INVESTMENTS - 1.7%	Shares
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 5.23%(b)	851,215	851,215
TOTAL SHORT-TERM INVESTMENTS (Cost $851,215)		851,215

TOTAL INVESTMENTS - 99.5% (Cost $51,627,406)		$50,964,630
Other Assets in Excess of Liabilities - 0.5%		233,865
TOTAL NET ASSETS - 100.0%		$51,198,495

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2024.

(b)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

Academy Veteran Impact ETF

	Level 1	Level 2	Level 3	Total
Assets:
Mortgage-Backed Securities	$–	$50,113,415	$–	$50,113,415
Money Market Funds	851,215	–	–	851,215
Total Assets	$851,215	$50,113,415	$–	$50,964,630